Commitments - Schedule of Total Commitment Not Recognized in Lease Liability Payment (Details) - CDMO Contract $ in Thousands	Dec. 31, 2020 CAD ($)
Disclosure Of Maturity Analysis Of Finance Lease Payments Payable [Line Items]
CDMO operating expense commitment	$ 38,236
Within 1-year
Disclosure Of Maturity Analysis Of Finance Lease Payments Payable [Line Items]
CDMO operating expense commitment	4,691
2 - 5 Years
Disclosure Of Maturity Analysis Of Finance Lease Payments Payable [Line Items]
CDMO operating expense commitment	17,431
Later Than 5-Years
Disclosure Of Maturity Analysis Of Finance Lease Payments Payable [Line Items]
CDMO operating expense commitment	$ 16,114